Capital Structure - Common Stock (Details) - USD ($)		1 Months Ended	2 Months Ended	3 Months Ended			12 Months Ended
	Jan. 21, 2020	Mar. 31, 2019	Feb. 27, 2020	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Common Stock, Employee Stock Purchase Plan and Share Repurchases
Quarterly dividends per share (usd per share)							$ 0.03	$ 0.03	$ 0.03
Dividends paid per share (in usd per share)							$ 0.12	$ 0.12	$ 0.12
Eligible compensation withholding, minimum, percentage		1.00%
Eligible compensation withholding, maximum, percentage		10.00%					10.00%
Exercise price as a percentage of fair value (as a percent)		95.00%					85.00%
Treasury stock reserved for issuance under the ESPP (in shares)					2,885,060		2,885,060
Shares repurchased (in shares)							36,301,882	35,234,664
Long-term capital allocation policy, target allocation of cash generated allocated to growth investments, percentage					50.00%
Long-term capital allocation, target allocation, cash generated allocated returned to shareholders, percentage					50.00%
Capital Allocation Plan
Common Stock, Employee Stock Purchase Plan and Share Repurchases
Stock repurchase program, authorized amount					$ 1,250,000,000		$ 1,250,000,000	$ 1,500,000,000
Shares repurchased (in shares)							37,238,810	35,234,664
2018 Capital Allocation Plan
Common Stock, Employee Stock Purchase Plan and Share Repurchases
Shares repurchased (in shares)						250,000,000		1,250,000,000
2019 Capital Allocation Plan
Common Stock, Employee Stock Purchase Plan and Share Repurchases
Shares repurchased (in shares)							1,194,000,000
Subsequent Event
Common Stock, Employee Stock Purchase Plan and Share Repurchases
Dividends per common share (in usd per share)	$ 0.30
Subsequent Event | Capital Allocation Plan
Common Stock, Employee Stock Purchase Plan and Share Repurchases
Shares repurchased (in shares)			3,138,081
Subsequent Event | 2019 Capital Allocation Plan
Common Stock, Employee Stock Purchase Plan and Share Repurchases
Shares repurchased (in shares)			56,000,000
Scenario, Forecast
Common Stock, Employee Stock Purchase Plan and Share Repurchases
Common stock, dividends, proposed annual amount, per share (usd per share)				$ 1.20
Scenario, Forecast | Minimum
Common Stock, Employee Stock Purchase Plan and Share Repurchases
Annual dividend growth rate, percentage				700.00%
Scenario, Forecast | Maximum
Common Stock, Employee Stock Purchase Plan and Share Repurchases
Annual dividend growth rate, percentage				9.00%
Scenario, Plan | Subsequent Event
Common Stock, Employee Stock Purchase Plan and Share Repurchases
Common stock, dividends, proposed annual amount, per share (usd per share)	$ 1.20
Long-term incentive plans
Common Stock, Employee Stock Purchase Plan and Share Repurchases
Long-term incentive plans (in shares)					16,029,127		16,029,127